Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (2,170,162)	$ (3,271,701)	$ (2,689,287)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28,027	28,780	28,935
Stock-based compensation expense	57,224	967,667	67,905
Changes in assets and liabilities:
Grant funds receivable	(31,684)	91,904	(40,637)
Prepaid expenses and other current assets	(13,314)	(5,626)	(12,146)
Accounts payable and accrued expenses	441,445	242,857	(60,033)
Total adjustments	481,698	1,325,582	(15,976)
Net cash used in operating activities	(1,688,464)	(1,946,119)	(2,705,263)
Cash flows from investing activities:
Purchase of property and equipment	(4,350)		(15,850)
Net cash used in investing activities	(4,350)		(15,850)
Cash flows from financing activities:
Net proceeds from sale of preferred stock	980,000		2,679,810
Net proceeds from sale of common stock	571,511	1,339,801
Net cash provided in financing activities	1,551,511	1,339,801	2,679,810
Net decrease in cash and cash equivalents	(141,303)	(606,318)	(41,303)
Cash and cash equivalents at beginning of period	454,030	1,060,348	1,101,651
Cash and cash equivalents at end of period	$ 312,727	$ 454,030	$ 1,060,348